PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2012	2011
Land and land improvements	$41,550	$41,160
Buildings	107,939	104,835
Furniture and fixtures	63,248	57,857
Leasehold improvements	23,941	11,526
Construction in progress	4,653	13,502
	241,331	228,880

Less accumulated depreciation and amortization	94,615	90,784
Total	$146,716	$138,096

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	First Financial's future minimum lease payments for operating leases are as follows:

(Dollars in thousands)
2013	$7,491
2014	7,126
2015	8,694
2016	5,100
2017	3,680
Thereafter	15,605
Total	$47,696